American Century Investments®
Quarterly Portfolio Holdings
Short Duration Strategic Income Fund
December 31, 2024

Short Duration Strategic Income - Schedule of Investments
DECEMBER 31, 2024 (UNAUDITED)

	Principal Amount ($)/Shares	Value ($)
CORPORATE BONDS — 44.0%
Aerospace and Defense — 0.7%
Boeing Co., 2.20%, 2/4/26	2,320,000	2,251,238
Boeing Co., 6.30%, 5/1/29	2,414,000	2,503,483
		4,754,721
Air Freight and Logistics — 0.4%
GXO Logistics, Inc., 1.65%, 7/15/26	3,000,000	2,851,274
Automobiles — 1.6%
Ford Motor Credit Co. LLC, 5.125%, 11/5/26	1,525,000	1,523,481
Ford Motor Credit Co. LLC, 5.80%, 3/5/27	1,530,000	1,544,812
General Motors Financial Co., Inc., 5.40%, 4/6/26	2,650,000	2,666,370
General Motors Financial Co., Inc., 5.35%, 7/15/27	1,415,000	1,429,419
Nissan Motor Acceptance Co. LLC, 6.95%, 9/15/26(1)	2,200,000	2,251,414
Volkswagen Group of America Finance LLC, 4.90%, 8/14/26(1)	1,150,000	1,146,276
		10,561,772
Banks — 7.5%
Banco Mercantil del Norte SA, VRN, 8.375%(1)(2)	1,665,000	1,663,229
Banco Santander SA, VRN, 6.53%, 11/7/27	2,400,000	2,469,529
Banco Santander SA, VRN, 5.37%, 7/15/28	3,600,000	3,625,757
Bank of America Corp., VRN, 5.82%, 9/15/29	1,275,000	1,306,823
Barclays PLC, VRN, 7.39%, 11/2/28	1,670,000	1,770,544
BNP Paribas SA, VRN, 5.18%, 1/9/30(1)	2,000,000	1,994,134
BPCE SA, VRN, 6.61%, 10/19/27(1)	2,445,000	2,506,555
Citibank NA, VRN, 4.88%, 11/19/27	1,655,000	1,656,764
Citizens Bank NA, VRN, 5.28%, 1/26/26	2,260,000	2,259,889
Danske Bank AS, VRN, 6.26%, 9/22/26(1)	1,577,000	1,590,766
Freedom Mortgage Corp., 12.00%, 10/1/28(1)	785,000	854,516
Freedom Mortgage Holdings LLC, 9.25%, 2/1/29(1)	346,000	357,403
Goldman Sachs Bank USA, VRN, 5.41%, 5/21/27	1,380,000	1,391,038
HSBC Holdings PLC, VRN, 7.39%, 11/3/28	1,925,000	2,040,650
JPMorgan Chase & Co., VRN, 4.51%, 10/22/28	544,000	539,271
JPMorgan Chase & Co., VRN, 5.30%, 7/24/29	785,000	793,069
JPMorgan Chase & Co., VRN, 5.00%, 7/22/30	1,550,000	1,543,723
National Bank of Canada, VRN, 5.60%, 7/2/27	1,580,000	1,597,949
Planet Financial Group LLC, 10.50%, 12/15/29(1)	2,215,000	2,256,976
PNC Financial Services Group, Inc., VRN, 5.10%, 7/23/27	3,160,000	3,175,913
Societe Generale SA, VRN, 5.52%, 1/19/28(1)	2,505,000	2,514,392
Synchrony Bank, 5.40%, 8/22/25	837,000	838,269
Toronto-Dominion Bank, VRN, 8.125%, 10/31/82	1,840,000	1,922,469
U.S. Bancorp, VRN, 5.73%, 10/21/26	2,240,000	2,255,807
U.S. Bank NA, VRN, 4.51%, 10/22/27	1,625,000	1,616,491
Wells Fargo & Co., VRN, 6.30%, 10/23/29	2,230,000	2,321,370
Westpac Banking Corp., VRN, 2.89%, 2/4/30	2,245,000	2,240,202
		49,103,498
Building Products — 0.4%
Standard Industries, Inc., 5.00%, 2/15/27(1)	2,475,000	2,424,085
Capital Markets — 3.2%
Ares Strategic Income Fund, 5.70%, 3/15/28(1)	1,635,000	1,635,322
Blackstone Private Credit Fund, 4.95%, 9/26/27(1)	1,032,000	1,019,900
Blackstone Private Credit Fund, 7.30%, 11/27/28	957,000	1,006,923
Blackstone Private Credit Fund, 5.95%, 7/16/29	880,000	886,276

Blue Owl Capital Corp., 2.875%, 6/11/28	1,530,000	1,392,182
Blue Owl Credit Income Corp., 7.75%, 1/15/29	3,130,000	3,335,509
Deutsche Bank AG, VRN, 7.15%, 7/13/27	2,170,000	2,236,853
Goldman Sachs Group, Inc., VRN, 5.73%, 4/25/30	1,540,000	1,572,249
Golub Capital BDC, Inc., 7.05%, 12/5/28	1,309,000	1,358,538
LPL Holdings, Inc., 4.00%, 3/15/29(1)	1,680,000	1,593,648
Northern Trust Corp., VRN, 3.375%, 5/8/32	1,612,000	1,547,052
UBS Group AG, VRN, 6.33%, 12/22/27(1)	3,125,000	3,207,114
		20,791,566
Chemicals — 0.4%
Braskem Netherlands Finance BV, 4.50%, 1/10/28(1)	1,732,000	1,585,805
Celanese U.S. Holdings LLC, 6.17%, 7/15/27	945,000	959,397
		2,545,202
Commercial Services and Supplies — 0.3%
Deluxe Corp., 8.125%, 9/15/29(1)	2,224,000	2,257,962
Construction and Engineering — 0.3%
Quanta Services, Inc., 4.75%, 8/9/27	2,178,000	2,175,931
Consumer Finance — 1.0%
Ally Financial, Inc., VRN, 5.54%, 1/17/31	975,000	961,632
Avolon Holdings Funding Ltd., 2.875%, 2/15/25(1)	1,375,000	1,370,570
Avolon Holdings Funding Ltd., 6.375%, 5/4/28(1)	1,180,000	1,213,326
Encore Capital Group, Inc., 9.25%, 4/1/29(1)	1,590,000	1,695,978
OneMain Finance Corp., 7.125%, 3/15/26	1,519,000	1,547,424
		6,788,930
Consumer Staples Distribution & Retail — 0.5%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 4.625%, 1/15/27(1)	2,475,000	2,425,125
Walgreens Boots Alliance, Inc., 8.125%, 8/15/29	608,000	602,568
		3,027,693
Containers and Packaging — 1.0%
Amcor Flexibles North America, Inc., 4.00%, 5/17/25	2,690,000	2,680,516
Berry Global, Inc., 4.50%, 2/15/26(1)	1,598,000	1,576,236
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/1/26	708,000	700,853
LABL, Inc., 8.625%, 10/1/31(1)	640,000	592,766
Sonoco Products Co., 4.45%, 9/1/26	1,139,000	1,131,724
		6,682,095
Diversified REITs — 1.5%
GLP Capital LP/GLP Financing II, Inc., 5.375%, 4/15/26	1,310,000	1,310,904
Highwoods Realty LP, 4.20%, 4/15/29	1,859,000	1,766,104
Kilroy Realty LP, 4.25%, 8/15/29	2,365,000	2,232,358
Trust Fibra Uno, 4.87%, 1/15/30(1)	1,720,000	1,559,580
Vornado Realty LP, 3.50%, 1/15/25	1,785,000	1,783,051
Vornado Realty LP, 2.15%, 6/1/26	990,000	943,458
		9,595,455
Diversified Telecommunication Services — 1.3%
AT&T, Inc., 7.30%, 8/15/26	1,725,000	1,771,759
Connect Finco SARL/Connect U.S. Finco LLC, 9.00%, 9/15/29(1)	2,450,000	2,234,533
Frontier Communications Holdings LLC, 8.625%, 3/15/31(1)	2,989,000	3,181,570
Sprint Capital Corp., 6.875%, 11/15/28	1,440,000	1,529,652
		8,717,514
Electric Utilities — 1.3%
Emera, Inc., VRN, 6.75%, 6/15/76	1,594,000	1,608,249
Jersey Central Power & Light Co., 4.30%, 1/15/26(1)	2,500,000	2,488,407
Southern Co., VRN, 4.00%, 1/15/51	1,970,000	1,933,876
Vistra Operations Co. LLC, 5.125%, 5/13/25(1)	2,500,000	2,499,215
		8,529,747

Electrical Equipment — 0.4%
Regal Rexnord Corp., 6.05%, 2/15/26	2,520,000	2,544,114
Electronic Equipment, Instruments and Components — 0.2%
Keysight Technologies, Inc., 4.60%, 4/6/27	1,140,000	1,134,771
Energy Equipment and Services — 0.4%
NewCo Holding USD 20 SARL, 9.375%, 11/7/29(1)	2,630,000	2,622,110
Entertainment — 0.4%
Take-Two Interactive Software, Inc., 5.40%, 6/12/29	1,850,000	1,876,910
Warnermedia Holdings, Inc., 3.76%, 3/15/27	638,000	614,778
		2,491,688
Financial Services — 1.2%
Antares Holdings LP, 2.75%, 1/15/27(1)	2,731,000	2,561,819
Corebridge Financial, Inc., 3.50%, 4/4/25	2,300,000	2,292,021
Essent Group Ltd., 6.25%, 7/1/29	2,010,000	2,053,317
NMI Holdings, Inc., 6.00%, 8/15/29	1,215,000	1,221,699
		8,128,856
Ground Transportation — 0.5%
Ashtead Capital, Inc., 4.375%, 8/15/27(1)	2,200,000	2,163,081
Penske Truck Leasing Co. LP/PTL Finance Corp., 5.35%, 1/12/27(1)	793,000	799,010
		2,962,091
Health Care Equipment and Supplies — 0.5%
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 4/1/29(1)	1,888,000	1,910,267
Solventum Corp., 5.45%, 2/25/27(1)	1,260,000	1,272,614
		3,182,881
Health Care Providers and Services — 1.7%
HCA, Inc., 5.20%, 6/1/28	1,720,000	1,724,771
Icon Investments Six DAC, 5.81%, 5/8/27	3,040,000	3,092,113
IQVIA, Inc., 5.70%, 5/15/28	1,425,000	1,442,100
IQVIA, Inc., 6.25%, 2/1/29	650,000	672,599
Tenet Healthcare Corp., 6.25%, 2/1/27	2,190,000	2,189,992
Universal Health Services, Inc., 1.65%, 9/1/26	2,163,000	2,049,050
		11,170,625
Hotels, Restaurants and Leisure — 0.6%
Hyatt Hotels Corp., 5.75%, 1/30/27	651,000	661,190
Las Vegas Sands Corp., 5.90%, 6/1/27	2,380,000	2,415,105
Meituan, 2.125%, 10/28/25(1)	1,035,000	1,010,528
		4,086,823
Household Durables — 0.4%
Taylor Morrison Communities, Inc., 5.75%, 1/15/28(1)	946,000	940,508
TopBuild Corp., 3.625%, 3/15/29(1)	1,765,000	1,618,331
		2,558,839
Independent Power and Renewable Electricity Producers — 0.4%
AES Corp., 1.375%, 1/15/26	2,040,000	1,965,846
AES Corp., VRN, 6.95%, 7/15/55	675,000	660,612
		2,626,458
Industrial REITs — 0.3%
LXP Industrial Trust, 6.75%, 11/15/28	1,605,000	1,682,779
Insurance — 3.5%
Arthur J Gallagher & Co., 4.60%, 12/15/27	2,575,000	2,565,769
Athene Global Funding, 5.68%, 2/23/26(1)	1,900,000	1,916,323
Athene Global Funding, 5.62%, 5/8/26(1)	1,810,000	1,827,263
Athene Global Funding, 5.35%, 7/9/27(1)	437,000	441,400
CNO Global Funding, 5.875%, 6/4/27(1)	1,535,000	1,563,802
F&G Annuities & Life, Inc., 6.50%, 6/4/29	2,220,000	2,268,116
GA Global Funding Trust, 3.85%, 4/11/25(1)	1,966,000	1,959,983

GA Global Funding Trust, 2.25%, 1/6/27(1)	2,650,000	2,509,119
GA Global Funding Trust, 4.40%, 9/23/27(1)	1,590,000	1,567,661
Global Atlantic Fin Co., 4.40%, 10/15/29(1)	2,000,000	1,896,945
Metropolitan Life Insurance Co., 7.80%, 11/1/25(1)	2,970,000	3,041,460
Prudential Financial, Inc., VRN, 5.375%, 5/15/45	1,610,000	1,604,127
		23,161,968
IT Services — 0.5%
Genpact Luxembourg SARL/Genpact USA, Inc., 6.00%, 6/4/29	844,000	863,917
Kyndryl Holdings, Inc., 2.70%, 10/15/28	2,485,000	2,277,576
		3,141,493
Leisure Products — 0.3%
Mattel, Inc., 5.875%, 12/15/27(1)	2,270,000	2,279,296
Life Sciences Tools and Services — 0.8%
Illumina, Inc., 5.80%, 12/12/25	3,590,000	3,618,122
Illumina, Inc., 4.65%, 9/9/26	1,291,000	1,286,994
		4,905,116
Media — 1.3%
Nexstar Media, Inc., 5.625%, 7/15/27(1)	995,000	971,558
Sirius XM Radio LLC, 3.125%, 9/1/26(1)	3,205,000	3,081,452
TEGNA, Inc., 4.75%, 3/15/26(1)	2,630,000	2,602,742
Warner Media LLC, 3.80%, 2/15/27	1,658,000	1,583,843
		8,239,595
Metals and Mining — 0.3%
Cleveland-Cliffs, Inc., 6.875%, 11/1/29(1)	1,720,000	1,703,523
Mortgage Real Estate Investment Trusts (REITs) — 0.8%
Blackstone Mortgage Trust, Inc., 7.75%, 12/1/29(1)	406,000	417,802
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.25%, 10/1/25(1)	2,080,000	2,084,406
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.25%, 2/1/27(1)	1,867,000	1,801,680
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.75%, 6/15/29(1)	1,295,000	1,222,381
		5,526,269
Oil, Gas and Consumable Fuels — 2.7%
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.00%, 7/15/29(1)	2,530,000	2,586,641
Enbridge, Inc., VRN, 6.00%, 1/15/77	1,610,000	1,597,350
Energy Transfer LP, 5.625%, 5/1/27(1)	1,550,000	1,554,151
Expand Energy Corp., 6.75%, 4/15/29(1)	2,030,000	2,053,854
Genesis Energy LP/Genesis Energy Finance Corp., 8.00%, 5/15/33	261,000	255,666
Ithaca Energy North Sea PLC, 8.125%, 10/15/29(1)	1,500,000	1,526,272
Petroleos Mexicanos, 4.50%, 1/23/26	770,000	743,603
Petroleos Mexicanos, 6.50%, 3/13/27	907,000	877,603
SierraCol Energy Andina LLC, 6.00%, 6/15/28(1)	1,855,000	1,677,034
SM Energy Co., 6.75%, 9/15/26	1,492,000	1,492,864
South Bow USA Infrastructure Holdings LLC, 4.91%, 9/1/27(1)	3,145,000	3,135,441
		17,500,479
Passenger Airlines — 2.0%
Air Canada, 3.875%, 8/15/26(1)	4,189,000	4,073,300
American Airlines, Inc., Series 2017-2, Class B, 3.70%, 4/15/27	1,331,816	1,316,248
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	1,646,881	1,642,858
Delta Air Lines, Inc., 7.375%, 1/15/26	1,380,000	1,410,748
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.50%, 10/20/25(1)	351,000	348,909
Grupo Aeromexico SAB de CV, 8.25%, 11/15/29(1)	1,630,000	1,609,429
Latam Airlines Group SA, 7.875%, 4/15/30(1)	985,000	998,406
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 6/20/27(1)	1,850,000	1,862,992
		13,262,890
Real Estate Management and Development — 0.1%
Newmark Group, Inc., 7.50%, 1/12/29	606,000	633,758

Semiconductors and Semiconductor Equipment — 0.9%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.875%, 1/15/27	1,950,000	1,920,009
Intel Corp., 4.875%, 2/10/26	1,770,000	1,771,341
ON Semiconductor Corp., 3.875%, 9/1/28(1)	2,410,000	2,262,225
		5,953,575
Software — 1.0%
AppLovin Corp., 5.125%, 12/1/29	1,945,000	1,941,016
Open Text Corp., 6.90%, 12/1/27(1)	2,259,000	2,336,434
SS&C Technologies, Inc., 5.50%, 9/30/27(1)	2,080,000	2,061,835
		6,339,285
Specialized REITs — 0.5%
EPR Properties, 4.50%, 6/1/27	1,600,000	1,573,403
VICI Properties LP, 4.375%, 5/15/25	1,890,000	1,886,305
		3,459,708
Specialty Retail — 0.2%
LBM Acquisition LLC, 6.25%, 1/15/29(1)	1,375,000	1,266,171
Technology Hardware, Storage and Peripherals — 0.2%
Hewlett Packard Enterprise Co., 4.40%, 9/25/27	1,103,000	1,091,581
Trading Companies and Distributors — 0.5%
Aircastle Ltd., 6.50%, 7/18/28(1)	2,160,000	2,233,455
Aircastle Ltd., 5.95%, 2/15/29(1)	765,000	781,727
Beacon Roofing Supply, Inc., 4.50%, 11/15/26(1)	506,000	497,543
		3,512,725
TOTAL CORPORATE BONDS (Cost $286,595,765)		287,976,912
U.S. TREASURY SECURITIES — 18.5%
U.S. Treasury Notes, 1.13%, 1/15/25(3)	2,000,000	1,997,726
U.S. Treasury Notes, 4.625%, 9/15/26	13,000,000	13,079,461
U.S. Treasury Notes, 4.125%, 10/31/26	24,000,000	23,948,651
U.S. Treasury Notes, 4.625%, 11/15/26	15,000,000	15,100,094
U.S. Treasury Notes, 4.50%, 5/15/27	9,000,000	9,046,235
U.S. Treasury Notes, 4.625%, 6/15/27	25,000,000	25,213,484
U.S. Treasury Notes, 3.375%, 9/15/27	23,000,000	22,479,647
U.S. Treasury Notes, 3.875%, 10/15/27(3)	2,000,000	1,979,292
U.S. Treasury Notes, 4.125%, 11/15/27	8,000,000	7,965,949
TOTAL U.S. TREASURY SECURITIES (Cost $120,619,601)		120,810,539
COLLATERALIZED MORTGAGE OBLIGATIONS — 11.6%
Private Sponsor Collateralized Mortgage Obligations — 11.3%
Angel Oak Mortgage Trust, Series 2019-5, Class A3, VRN, 2.92%, 10/25/49(1)	510,013	500,062
Angel Oak Mortgage Trust, Series 2020-2, Class A2, VRN, 3.86%, 1/26/65(1)	900,436	858,981
Chase Home Lending Mortgage Trust, Series 2024-2, Class A6A, SEQ, VRN, 6.00%, 2/25/55(1)	2,432,813	2,438,216
Chase Home Lending Mortgage Trust, Series 2024-8, Class A6A, SEQ, VRN, 5.50%, 8/25/55(1)	1,564,859	1,559,544
Chase Home Lending Mortgage Trust, Series 2024-9, Class A4, VRN, 5.50%, 9/25/55(1)	2,350,655	2,332,192
Chase Home Lending Mortgage Trust, Series 2024-9, Class A6, SEQ, VRN, 5.50%, 9/25/55(1)	1,073,499	1,069,823
Citigroup Mortgage Loan Trust, Series 2024-1, Class A7A, VRN, 6.00%, 7/25/54(1)	1,960,307	1,969,251
Citigroup Mortgage Loan Trust, Series 2024-CMI1, Class A11, VRN, 5.50%, 6/25/54(1)	3,225,353	3,215,873
GCAT Trust, Series 2024-INV3, Class A6, SEQ, VRN, 5.50%, 9/25/54(1)	2,683,347	2,669,034
GS Mortgage-Backed Securities Trust, Series 2024-PJ7, Class A7, SEQ, VRN, 5.50%, 11/25/54(1)	2,924,115	2,914,768
JP Morgan Mortgage Trust, Series 2024-10, Class A4, VRN, 5.50%, 3/25/55(1)	2,028,960	2,022,570
JP Morgan Mortgage Trust, Series 2024-10, Class A6, SEQ, VRN, 5.50%, 3/25/55(1)	3,136,514	3,122,527
JP Morgan Mortgage Trust, Series 2024-11, Class A4, VRN, 6.00%, 4/25/55(1)	2,918,735	2,923,441
JP Morgan Mortgage Trust, Series 2024-11, Class A6, SEQ, VRN, 6.00%, 4/25/55(1)	1,255,982	1,262,857
JP Morgan Mortgage Trust, Series 2024-5, Class A6, SEQ, VRN, 6.00%, 11/25/54(1)	1,425,879	1,431,430
JP Morgan Mortgage Trust, Series 2024-6, Class A6, SEQ, VRN, 6.00%, 12/25/54(1)	1,028,026	1,030,455

JP Morgan Mortgage Trust, Series 2024-8, Class A6A, SEQ, VRN, 5.50%, 1/25/55(1)	2,464,532	2,456,283
JP Morgan Mortgage Trust, Series 2024-9, Class A6, SEQ, VRN, 5.50%, 2/25/55(1)	1,771,367	1,765,178
JP Morgan Mortgage Trust, Series 2024-INV1, Class A4, SEQ, VRN, 6.00%, 4/25/55(1)	1,719,688	1,724,417
MFA Trust, Series 2023-NQM3, Class A1, SEQ, 6.62%, 7/25/68(1)	2,049,244	2,068,381
MFA Trust, Series 2024-NQM1, Class A2, SEQ, 6.83%, 3/25/69(1)	1,290,654	1,304,824
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-3, Class A2, VRN, 6.00%, 7/25/54(1)	1,340,729	1,343,748
OBX Trust, Series 2022-NQM9, Class A2, 6.45%, 9/25/62(1)	2,261,931	2,269,378
OBX Trust, Series 2024-J1, Class A5, SEQ, VRN, 5.50%, 9/25/54(1)	1,314,753	1,310,678
OBX Trust, Series 2024-NQM7, Class A1, 6.24%, 3/25/64(1)	1,731,365	1,746,292
OBX Trust, Series 2024-NQM8, Class A1, 6.23%, 5/25/64(1)	1,479,760	1,493,545
Provident Funding Mortgage Trust, Series 2024-1, Class A3, VRN, 5.50%, 12/25/54(1)	2,673,189	2,654,399
Rate Mortgage Trust, Series 2024-J3, Class A8, SEQ, VRN, 5.50%, 10/25/54(1)	3,870,101	3,856,092
Residential Mortgage Loan Trust, Series 2020-2, Class M1, SEQ, VRN, 3.57%, 5/25/60(1)	1,800,000	1,654,687
Sequoia Mortgage Trust, Series 2024-10, Class A11, VRN, 5.50%, 11/25/54(1)	934,464	929,342
Sequoia Mortgage Trust, Series 2024-10, Class A5, SEQ, VRN, 5.50%, 11/25/54(1)	1,184,464	1,180,738
Sequoia Mortgage Trust, Series 2024-8, Class A11, SEQ, VRN, 5.50%, 9/25/54(1)	2,318,480	2,310,883
Sequoia Mortgage Trust, Series 2024-8, Class A5, SEQ, VRN, 5.50%, 9/25/54(1)	2,655,648	2,647,364
Sequoia Mortgage Trust, Series 2024-9, Class A5, SEQ, VRN, 5.50%, 10/25/54(1)	1,835,618	1,829,837
Triangle Re Ltd., Series 2023-1, Class M1A, VRN, 7.97%, (30-day average SOFR plus 3.40%), 11/25/33(1)	1,600,687	1,625,888
Verus Securitization Trust, Series 2020-4, Class A3, SEQ, 3.32%, 5/25/65(1)	166,078	162,494
Verus Securitization Trust, Series 2021-R3, Class A3, VRN, 1.38%, 4/25/64(1)	639,902	598,081
Verus Securitization Trust, Series 2024-4, Class A1, 6.22%, 6/25/69(1)	1,808,964	1,824,000
Verus Securitization Trust, Series 2024-4, Class A2, 6.57%, 6/25/69(1)	1,899,419	1,916,400
Verus Securitization Trust, Series 2024-5, Class A1, 6.19%, 6/25/69(1)	1,810,845	1,824,850
		73,818,803
U.S. Government Agency Collateralized Mortgage Obligations — 0.3%
FHLMC, Series 2022-DNA5, Class M1A, VRN, 7.68%, (30-day average SOFR plus 2.95%), 6/25/42(1)	900,135	927,113
FHLMC, Series 2022-DNA6, Class M1A, VRN, 6.72%, (30-day average SOFR plus 2.15%), 9/25/42(1)	394,878	398,703
FNMA, Series 2016-55, Class PI, IO, 4.00%, 8/25/46	1,272,327	226,252
FNMA, Series 2017-7, Class AI, IO, 6.00%, 2/25/47	853,244	138,678
FNMA, Series 413, Class C27, IO, 4.00%, 7/25/42	1,226,339	173,793
		1,864,539
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $75,560,178)		75,683,342
PREFERRED STOCKS — 8.6%
Banks — 6.8%
Australia & New Zealand Banking Group Ltd., 6.75%(1)	2,294,000	2,330,780
Banco Bilbao Vizcaya Argentaria SA, 6.50%	2,894,000	2,889,810
Banco Santander SA, 4.75%	2,800,000	2,670,535
Bank of Nova Scotia, 4.90%	2,205,000	2,187,569
Barclays PLC, 6.125%	2,180,000	2,177,594
BNP Paribas SA, 7.375%(1)	2,410,000	2,428,781
Citizens Financial Group, Inc., 5.65%	2,305,000	2,294,631
Credit Agricole SA, 8.125%(1)	1,960,000	2,001,797
Danske Bank AS, 7.00%	2,218,000	2,227,615
Fifth Third Bancorp, 4.50%	2,300,000	2,274,083
HSBC Holdings PLC, 6.375%	1,535,000	1,537,232
ING Groep NV, 5.75%	575,000	567,896
ING Groep NV, 6.50%	965,000	967,519
Intesa Sanpaolo SpA, 7.70%(1)	2,925,000	2,932,375
Lloyds Banking Group PLC, 7.50%	1,490,000	1,505,447
Macquarie Bank Ltd., 6.125%(1)	1,071,000	1,080,625
NatWest Group PLC, 6.00%	1,080,000	1,076,868
NatWest Group PLC, 8.00%	1,335,000	1,350,594
Nordea Bank Abp, 6.625%(1)	2,660,000	2,674,689

Skandinaviska Enskilda Banken AB, 5.125%	1,600,000	1,592,000
Societe Generale SA, 8.00%(1)	3,215,000	3,252,297
Standard Chartered PLC, 6.00%(1)	2,400,000	2,404,571
		44,425,308
Capital Markets — 1.2%
Charles Schwab Corp., 5.375%	1,720,000	1,715,141
Deutsche Bank AG, 7.50%	2,400,000	2,400,502
Goldman Sachs Group, Inc., 7.38%	1,360,000	1,361,488
UBS Group AG, 6.875%	2,150,000	2,155,622
		7,632,753
Electric Utilities — 0.2%
Edison International, 5.375%	1,630,000	1,611,382
Oil, Gas and Consumable Fuels — 0.1%
Venture Global LNG, Inc., 9.00%(1)	539,000	564,403
Trading Companies and Distributors — 0.3%
Aircastle Ltd., 5.25%(1)	2,135,000	2,099,272
TOTAL PREFERRED STOCKS (Cost $55,838,173)		56,333,118
COLLATERALIZED LOAN OBLIGATIONS — 6.1%
ACRES Commercial Realty Ltd., Series 2021-FL1, Class AS, VRN, 6.10%, (1-month SOFR plus 1.71%), 6/15/36(1)	744,000	740,130
AMMC CLO XI Ltd., Series 2012-11A, Class BR2, VRN, 6.45%, (3-month SOFR plus 1.86%), 4/30/31(1)	1,000,000	1,001,000
Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL4, Class A, VRN, 5.86%, (1-month SOFR plus 1.46%), 11/15/36(1)	1,059,826	1,060,032
BSPRT Issuer Ltd., Series 2023-FL10, Class A, VRN, 6.66%, (1-month SOFR plus 2.26%), 9/15/35(1)	1,753,000	1,758,364
Carlyle Global Market Strategies CLO Ltd., Series 2013-1A, Class BRR, VRN, 6.98%, (3-month SOFR plus 2.46%), 8/14/30(1)	1,050,000	1,054,104
Cook Park CLO Ltd., Series 2018-1A, Class C, VRN, 6.66%, (3-month SOFR plus 2.01%), 4/17/30(1)	2,000,000	2,001,279
Dewolf Park CLO Ltd., Series 2017-1A, Class AR, VRN, 5.84%, (3-month SOFR plus 1.18%), 10/15/30(1)	1,638,661	1,641,117
Dryden 30 Senior Loan Fund, Series 2013-30A, Class CR, VRN, 6.49%, (3-month SOFR plus 1.96%), 11/15/28(1)	1,775,000	1,775,885
Elmwood CLO 24 Ltd., Series 2023-3A, Class CR, VRN, 6.20%, (3-month SOFR plus 1.75%), 1/17/38(1)	1,575,000	1,576,034
HGI CRE CLO Ltd., Series 2021-FL1, Class AS, VRN, 5.91%, (1-month SOFR plus 1.51%), 6/16/36(1)	3,042,000	3,014,112
KKR CLO 10 Ltd., Series 10, Class BR, VRN, 6.32%, (3-month SOFR plus 1.96%), 9/15/29(1)	1,403,885	1,404,181
KKR Static CLO I Ltd., Series 2022-1A, Class BR, VRN, 6.63%, (3-month SOFR plus 2.00%), 7/20/31(1)	2,050,000	2,051,703
Mountain View CLO LLC, Series 2017-2A, Class B, VRN, 6.61%, (3-month SOFR plus 1.96%), 1/16/31(1)	2,000,000	2,004,047
Palmer Square CLO Ltd., Series 2013-2A, Class A1A3, VRN, 5.91%, (3-month SOFR plus 1.26%), 10/17/31(1)	797,061	797,421
PFP Ltd., Series 2022-9, Class A, VRN, 6.67%, (1-month SOFR plus 2.27%), 8/19/35(1)	994,379	995,924
Ready Capital Mortgage Financing LLC, Series 2023-FL11, Class A, VRN, 6.71%, (1-month SOFR plus 2.37%), 10/25/39(1)	983,456	986,248
Reese Park CLO Ltd., Series 2020-1A, Class CRR, VRN, 6.40%, (3-month SOFR plus 1.90%), 1/15/38(1)	1,675,000	1,683,139
Rockford Tower CLO Ltd., Series 2017-3A, Class A, VRN, 6.07%, (3-month SOFR plus 1.45%), 10/20/30(1)	381,600	382,320
Shelter Growth CRE Issuer Ltd., Series 2022-FL4, Class A, VRN, 6.66%, (1-month SOFR plus 2.30%), 6/17/37(1)	1,271,472	1,272,772
Sixth Street CLO VIII Ltd., Series 2017-8A, Class A2R2, VRN, 6.09%, (3-month SOFR plus 1.65%), 10/20/34(1)	2,350,000	2,354,043
Sixth Street CLO VIII Ltd., Series 2017-8A, Class BR2, VRN, 6.24%, (3-month SOFR plus 1.80%), 10/20/34(1)	2,925,000	2,932,095
Stewart Park CLO Ltd., Series 2015-1A, Class CR, VRN, 6.72%, (3-month SOFR plus 2.06%), 1/15/30(1)	1,500,000	1,503,376
Trimaran CAVU Ltd., Series 2019-1A, Class CR, VRN, 6.27%, (3-month SOFR plus 1.95%), 1/20/37(1)	2,825,000	2,825,000
TRTX Issuer Ltd., Series 2021-FL4, Class A, VRN, 5.70%, (1-month SOFR plus 1.31%), 3/15/38(1)	1,226,027	1,222,124
TRTX Issuer Ltd., Series 2022-FL5, Class AS, VRN, 6.53%, (1-month SOFR plus 2.15%), 2/15/39(1)	1,964,500	1,947,804
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $39,651,007)		39,984,254
ASSET-BACKED SECURITIES — 4.8%
AASET Trust, Series 2021-2A, Class B, 3.54%, 1/15/47(1)	1,130,846	1,019,579
Affirm Asset Securitization Trust, Series 2024-X1, Class A, SEQ, 6.27%, 5/15/29(1)	823,320	826,164
Blackbird Capital II Aircraft Lease Ltd., Series 2021-1A, Class B, 3.45%, 7/15/46(1)	1,230,690	1,118,312
Castlelake Aircraft Securitization Trust, Series 2018-1, Class A, SEQ, 4.125%, 6/15/43(1)	756,788	719,364
Castlelake Aircraft Structured Trust, Series 2017-1R, Class A, SEQ, 2.74%, 8/15/41(1)	259,165	245,065

Castlelake Aircraft Structured Trust, Series 2021-1A, Class A, SEQ, 3.47%, 1/15/46(1)		1,008,860	970,409
Cologix Canadian Issuer LP, Series 2022-1CAN, Class C, 7.74%, 1/25/52(1)	CAD	1,850,000	1,231,467
Diamond Resorts Owner Trust, Series 2021-1A, Class C, 2.70%, 11/21/33(1)		$170,986	167,159
Enterprise Fleet Financing LLC, Series 2024-1, Class A3, SEQ, 5.16%, 9/20/30(1)		2,200,000	2,225,540
Flexential Issuer, Series 2021-1A, Class A2, SEQ, 3.25%, 11/27/51(1)		2,000,000	1,885,291
GAIA Aviation Ltd., Series 2019-1, Class A, 3.97%, 12/15/44(1)		391,092	371,944
GS Mortgage-Backed Securities Trust, Series 2024-HE1, Class A1, VRN, 6.17%, (30-day average SOFR plus 1.60%), 8/25/54(1)		1,313,052	1,319,658
Hilton Grand Vacations Trust, Series 2024-2A, Class D, 6.91%, 3/25/38(1)		886,070	906,300
LUNAR AIRCRAFT Ltd., Series 2020-1A, Class A, SEQ, 3.38%, 2/15/45(1)		1,114,047	1,073,772
Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class B, 3.43%, 10/15/46(1)		2,208,510	2,003,865
Lyra Music Assets Delaware LP, Series 2024-2A, Class A2, SEQ, 5.76%, 12/22/64(1)		2,483,436	2,424,381
New Economy Assets - Phase 1 Sponsor LLC, Series 2021-1, Class B1, 2.41%, 10/20/61(1)		2,500,000	2,248,411
NP SPE II LLC, Series 2019-1A, Class A1, SEQ, 2.57%, 9/20/49(1)		885,669	862,659
RCKT Mortgage Trust, Series 2024-CES3, Class A1A, VRN, 6.59%, 5/25/44(1)		637,992	646,458
RCKT Mortgage Trust, Series 2024-CES4, Class A3, SEQ, 6.67%, 6/25/44(1)		2,675,000	2,702,515
Santander Drive Auto Receivables Trust, Series 2024-1, Class A2, SEQ, 5.71%, 2/16/27		461,543	462,406
Slam Ltd., Series 2021-1A, Class B, 3.42%, 6/15/46(1)		1,367,100	1,239,755
VB-S1 Issuer LLC, Series 2022-1A, Class D, 4.29%, 2/15/52(1)		2,500,000	2,403,703
Vista Point Securitization Trust, Series 2024-CES1, Class A1, 6.68%, 5/25/54(1)		2,024,635	2,048,406
TOTAL ASSET-BACKED SECURITIES (Cost $31,736,465)			31,122,583
COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.9%
Bank, Series 2018-BN15, Class D, 3.00%, 11/15/61(1)		462,000	365,214
Bank, Series 2019-BN17, Class D, 3.00%, 4/15/52(1)		612,000	494,976
BBCMS Mortgage Trust, Series 2019-BWAY, Class D, VRN, 6.67%, (1-month SOFR plus 2.27%), 11/15/34(1)(4)(5)		1,683,000	26,307
BBCMS Mortgage Trust, Series 2019-BWAY, Class E, VRN, 7.36%, (1-month SOFR plus 2.96%), 11/15/34(1)(4)(5)		1,581,000	7,925
Benchmark Mortgage Trust, Series 2018-B5, Class D, VRN, 3.10%, 7/15/51(1)		834,000	645,018
Benchmark Mortgage Trust, Series 2019-B13, Class D, 2.50%, 8/15/57(1)		463,000	254,793
BXHPP Trust, Series 2021-FILM, Class E, VRN, 6.51%, (1-month SOFR plus 2.11%), 8/15/36(1)		1,400,000	1,275,050
Credit Suisse Mortgage Trust, Series 2021-BHAR, Class A, VRN, 5.66%, (1-month SOFR plus 1.26%), 11/15/38(1)		799,000	796,098
Credit Suisse Mortgage Trust, Series 2021-BHAR, Class B, VRN, 6.01%, (1-month SOFR plus 1.61%), 11/15/38(1)		1,726,000	1,710,460
ELP Commercial Mortgage Trust, Series 2021-ELP, Class B, VRN, 5.63%, (1-month SOFR plus 1.23%), 11/15/38(1)		644,250	643,815
Extended Stay America Trust, Series 2021-ESH, Class E, VRN, 7.36%, (1-month SOFR plus 2.96%), 7/15/38(1)		1,409,265	1,418,502
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-AON, Class A, SEQ, 4.13%, 7/5/31(1)		1,853,000	1,728,482
Life Mortgage Trust, Series 2021-BMR, Class D, VRN, 5.91%, (1-month SOFR plus 1.51%), 3/15/38(1)		2,470,613	2,435,464
Morgan Stanley Capital I Trust, Series 2018-H3, Class D, 3.00%, 7/15/51(1)		437,000	361,933
Morgan Stanley Capital I Trust, Series 2018-L1, Class D, 3.00%, 10/15/51(1)		769,000	619,714
One New York Plaza Trust, Series 2020-1NYP, Class B, VRN, 6.01%, (1-month SOFR plus 1.61%), 1/15/36(1)		1,512,000	1,414,062
SMRT Commercial Mortgage Trust, Series 2022-MINI, Class B, VRN, 5.75%, (1-month SOFR plus 1.35%), 1/15/39(1)		1,000,000	993,665
THPT Mortgage Trust, Series 2023-THL, Class B, VRN, 7.67%, 12/10/34(1)		2,990,000	3,048,574
UBS Commercial Mortgage Trust, Series 2018-C15, Class D, VRN, 5.14%, 12/15/51(1)		381,000	336,699
Wells Fargo Commercial Mortgage Trust, Series 2017-C41, Class D, VRN, 2.60%, 11/15/50(1)		393,000	324,330
Wells Fargo Commercial Mortgage Trust, Series 2020-C55, Class D, 2.50%, 2/15/53(1)		470,000	291,380
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $22,234,487)			19,192,461
EXCHANGE-TRADED FUNDS — 1.0%
Invesco Senior Loan ETF		155,163	3,269,284
SPDR Blackstone Senior Loan ETF		78,434	3,273,051
TOTAL EXCHANGE-TRADED FUNDS (Cost $6,568,820)			6,542,335

BANK LOAN OBLIGATIONS(6) — 0.5%
Aerospace and Defense — 0.1%
TransDigm, Inc., 2024 Term Loan I, 8/24/28(7)	1,000,000	1,004,325
Passenger Airlines — 0.1%
American Airlines, Inc., 2024 1st Lien Term Loan B, 6.62%, (3-month SOFR plus 2.25%), 2/15/28	475,300	478,107
Pharmaceuticals — 0.3%
Elanco Animal Health, Inc., Term Loan B, 6.40%, (1-month SOFR plus 1.75%), 8/1/27	1,930,505	1,930,427
TOTAL BANK LOAN OBLIGATIONS (Cost $3,402,034)		3,412,859
SHORT-TERM INVESTMENTS — 0.9%
Repurchase Agreements — 0.7%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 3.375%, 9/15/27, valued at $717,581), in a joint trading account at 4.40%, dated 12/31/24, due 1/2/25 (Delivery value $703,472)		703,300
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.625%, 4/15/28, valued at $4,215,906), at 4.45%, dated 12/31/24, due 1/2/25 (Delivery value $4,134,022)		4,133,000
		4,836,300
Treasury Bills(8) — 0.2%
U.S. Treasury Bills, 4.24%, 11/28/25	1,000,000	963,769
TOTAL SHORT-TERM INVESTMENTS (Cost $5,798,978)		5,800,069
TOTAL INVESTMENT SECURITIES — 98.9% (Cost $648,005,508)		646,858,472
OTHER ASSETS AND LIABILITIES — 1.1%		7,151,671
TOTAL NET ASSETS — 100.0%		$654,010,143

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,260,605	CAD	1,775,445	Citibank N.A.	3/19/25	$21,971

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	1,331	March 2025	$273,666,079	$(47,082)
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 5-Year Notes	364	March 2025	$38,694,906	$285,462
U.S. Treasury 10-Year Notes	133	March 2025	14,463,750	197,492
U.S. Treasury 10-Year Ultra Notes	72	March 2025	8,014,500	90,422
			$61,173,156	$573,376
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
CAD	–	Canadian Dollar
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
IO	–	Interest Only
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
USD	–	United States Dollar
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $320,743,645, which represented 49.0% of total net assets.
(2)Perpetual maturity with no stated maturity date.
(3)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward foreign currency exchange contracts and/or futures contracts. At the period end, the aggregate value of securities pledged was $1,559,393.
(4)Security is in default.
(5)Non-income producing.
(6)The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate or range of rates shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.
(7)The interest rate will be determined upon settlement of the bank loan obligation after period end.
(8)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, bank loan obligations, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$287,976,912	—
U.S. Treasury Securities	—	120,810,539	—
Collateralized Mortgage Obligations	—	75,683,342	—
Preferred Stocks	—	56,333,118	—
Collateralized Loan Obligations	—	39,984,254	—
Asset-Backed Securities	—	31,122,583	—
Commercial Mortgage-Backed Securities	—	19,192,461	—
Exchange-Traded Funds	$6,542,335	—	—
Bank Loan Obligations	—	3,412,859	—
Short-Term Investments	—	5,800,069	—
	$6,542,335	$640,316,137	—
Other Financial Instruments
Futures Contracts	$573,376	—	—
Forward Foreign Currency Exchange Contracts	—	$21,971	—
	$573,376	$21,971	—

Liabilities
Other Financial Instruments
Futures Contracts	$47,082	—	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.